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                                             IDS Global
                                              Bond Fund
                                     1998 ANNUAL REPORT
                                   (PROSPECTUS ENCLOSED)

(icon of) Compass

The goal of IDS Global Bond Fund, a part of IDS Global Series, Inc., is a high total return through income and growth of capital. The Fund invests in a Portfolio composed primarily of debt securities of U.S. and foreign issuers.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors

Distributed by American Express Financial Advisors, Inc.

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A Bounty of Bonds

In today's global economy, investment opportunities don't stop at the water's edge. While bonds issued by the U.S. government and corporations once made up almost all of the bond market, today more than half of the world's debt securities are issued from outside the United States. This means expanded opportunity for investors. Global Bond Fund's aim is to take advantage of opportunities in bond markets at any time and in any place, providing investors with greater portfolio diversification.

IDS GLOBAL BOND FUND (This annual report is not part of the prospectus.)

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Table of Contents

1998 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Manager                               4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     11
Financial Statements (Fund)                             12
Notes to Financial Statements (Fund)                    15
Independent Auditors' Report (Portfolio)                19
Financial Statements (Portfolio)                        20
Notes to Financial Statements (Portfolio)               23
Investments in Securities                               29
Federal Income Tax Information                          41

1998 Prospectus
The prospectus, which is bound into the
middle of this annual report, describes
the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 4p
Past Performance                                      6p
Fees and Expenses                                     9p
Management                                           10p

Buying and Selling Shares                            10p
Valuing Fund Shares                                  10p
Investment Options                                   11p
Purchasing Shares                                    12p
Sales Charges                                        15p
Exchanging/Selling Shares                            19p

Distributions and Taxes                              23p

Personalized Shareholder   Information               25p

Master/Feeder Structure                              26p

About the Company                                    27p

Quick Telephone Reference                            29p

Financial Highlights                                 30p


(This annual report is not part of the prospectus.)     ANNUAL REPORT - 1998

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From the Chairman

If you're an experienced investor, you probably know that the past 12 months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

That potential for such volatility reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce
(picture of) William R. Pearce

From the Portfolio Manager

Despite substantial downturns in many smaller, or emerging, foreign markets, IDS Global Bond Fund produced a positive result for the past fiscal year. For the 12 months -- November 1997 through October 1998 -- the Fund's Class A shares generated a total return (net asset value change and dividends) of 5.52%.

For the period as a whole, persistently low inflation and improving financial conditions in all the industrialized countries put a ceiling on any tendency for interest rates to rise. In fact, several European countries, which enjoyed a convergence of sounder economic policies, were able to lower interest rates in anticipation of the introduction of the common European currency, the euro, scheduled for 1999. Bond values rose in response to the rate decline.

IDS GLOBAL BOND FUND (This annual report is not part of the prospectus.)

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In the U.S.,  government bonds benefited from healthy demand driven chiefly by a continuation of remarkably low inflation, a balanced federal budget and a "flight to quality" on the part of investors seeking a safe haven amid financial upheaval in Asia, Russia and Latin America. Ultimately, all the bond-buying drove down long-term interest rates, which in turn boosted bond values.

AN EMPHASIS ON THE DOLLAR
As usual, the greatest portion of the Fund's investments was in U.S. and foreign government bonds. To negate fluctuations in foreign currencies, I also employed hedging strategies for most of the period. Overall, the dollar appreciated against the major foreign currencies, including the yen (Japan) and the mark (Germany).

Among the foreign markets, the clear investment emphasis was on Europe, including the United Kingdom, Germany and the Scandinavian countries. The only sore spot overseas was the emerging market sector, which, for the Fund, was largely confined to Latin America and Asia. Although the total emerging-market exposure was relatively modest (17% at the peak last spring) and the great majority of holdings were denominated in U.S. dollars, the severity of the decline in emerging-market bond values last summer did, however, take a toll on the Fund's overall performance. The period ended on an encouraging note, though, as most emerging market bonds rebounded strongly during the final weeks.

I believe the low-inflation trend that benefited bonds in the past period remains in place throughout the world's major economies. In addition, central banks, including the Federal Reserve in the U.S., have recently shown a willingness to reduce short-term interest rates to thwart the possibility of a global recession. Both of those factors are positive for bonds. In addition, European investments should benefit from improving economies in that region, as well as the launch of a common currency in 1999. On the emerging-market front, the worst appears to be over. Therefore, I expect to maintain the Fund's small exposure to such markets, chiefly comparatively stable countries such as Mexico, Argentina, Korea and China/Hong Kong.

Ray Goodner
(picture of) Ray Goodner
Ray Goodner
Portfolio Manager

(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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Fund Facts

 Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                       $ 6.17
Oct. 31, 1997                                                       $ 6.26
Decrease                                                            $ 0.09

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                         $ 0.36
From capital gains                                                  $ 0.07
Total distributions                                                 $ 0.43

Total return*                                                        +5.52%**

 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                       $ 6.17
Oct. 31, 1997                                                       $ 6.26
Decrease                                                            $ 0.09

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                         $ 0.31
From capital gains                                                  $ 0.07
Total distributions                                                 $ 0.38

Total return*                                                        +4.73%**

 Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Oct. 31, 1998                                                       $ 6.17
Oct. 31, 1997                                                       $ 6.26
Decrease                                                            $ 0.09

Distributions -- Nov. 1, 1997 - Oct. 31, 1998
From income                                                         $ 0.36
From capital gains                                                  $ 0.07
Total distributions                                                 $ 0.43

Total return*                                                        +5.62%**
*The prospectus discusses the effect of sales charges, if any, on the various classes.
**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

  IDS GLOBAL BOND FUND (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                     Percent                   Value
                                 (of net assets)        (as of Oct. 31, 1998)
 U.S. Treasury                        9.47%                 $93,631,699
7.50% 2016

 U.S. Treasury                        6.83                   67,459,162
7.50% 2001

 United Kingdom Treasury              5.13                   50,713,911
8.00% 2003

 Govt of Canada                       4.46                   44,100,644
8.00% 2023

 United Kingdom Treasury              3.82                   37,764,705
9.00% 2000

 Govt of Italy                        3.43                   33,947,999
8.50% 2004

 Govt of Sweden                       2.98                   29,492,359
8.00% 2007

 Govt of Spain                        2.68                   26,486,554
8.80% 2006

 Federal Republic of Germany          2.67                   26,386,324
6.50% 2027

 Govt of Denmark                      2.09                   20,692,167
8.00% 2003

Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart


The 10 holdings listed here make up 43.56% of net assets


(This annual report is not part of the prospectus.)       ANNUAL REPORT - 1998

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

     Jan  Feb  Mar  Apr  May  Jun
$15                 $16  $18  $20
$10  $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8             $8   $10
$ 5            $5   $5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

     Jan  Feb  Mar  Apr  May  Jun
$15
$10  $10  $8   $6             $7
$ 5                 $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o  your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

IDS GLOBAL BOND FUND  (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in IDS Global Bond Fund

$30,000



                                                                        $23,001
$20,000                                                             Global Bond
                                                 Salomon Brothers          Fund
                                                Global Gov't Bond       Class A
                                                  Composite Index

                                                     Lipper Global Income
$10,000                               Salomon Brothers    Fund Index
                                           World Gov't
                                            Bond Index
 $9,500




4/1/89    10/89    '90    '91    '92    '93    '94    '95    '96    '97    '98

 Average annual total return (as of Oct. 31, 1998):
              1 year   Since inception (B&Y)    5 years    Since inception (A)
 Class A      +0.24%          --%               +5.10%            +9.06%**
 Class B      +0.79%       +7.22%*                 --%               --%
 Class Y      +5.62%       +8.34%*                 --%               --%
  *Inception date was March 20, 1995.
**Inception date was March 20, 1989.

Assumes: Holding period from 4/1/89 to 10/31/98. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $11,318. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, Salomon Brothers Global Government Bond Composite Index, Salomon Brothers World Government Bond Index and the Lipper Global Income Fund Index. Recently, the Fund's investment manager recommended to the Fund that the Fund change its comparative index from the Salomon Brothers Global Government Bond Composite Index to the Salomon Brothers World Government Bond Index. The investment manager made this recommendation because the new index more closely represents the Fund's holdings and information for the index is more readily available. We will include both indexes in this transition year. In the future however, only the Salomon Brothers World Government Bond Index will be included. In comparing Global Bond Fund to the two indexes, you should take account of the fact that the Fund's performance reflects the maximum sales charge of 5%, while no such charges are reflected in the performance of the index. If you were actually to buy either individual bonds or bond mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.



(This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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Salomon  Brothers Global  Government Bond Composite  Index, an unmanaged  index, includes all government bond markets tracked by Salomon Brothers. The index is a general measure of government bondperformance. The bondsincluded in the index may not be in Global Bond Fund.

Salomon Brothers Global World Government Bond Index, an unmanged market-capitalization weighted benchmark, tracks the performance of the 17 government bond markets around the world. It is widely recognized by investors as a measurement index for portfolios of world goverment bond securities.

Lipper Global Income Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

IDS GLOBAL BOND FUND  (This annual report is not part of the prospectus.)

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The  financial   statements   contained  in  Post-Effective   Amendment  #31  to
Registration Statement No. 811-5696 filed on or about December 28, 1998, are incorporated herein by reference.

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Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Global Bond Fund Fiscal year ended Oct. 31, 1998

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.15345
March 26, 1998                                                   0.06788
June 25, 1998                                                    0.08417
Sept. 24, 1998                                                   0.05263
Total                                                           $0.35813

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.06708
Total distributions                                             $0.42521

The distribution of $0.22053 per share, payable Dec. 26, 1997, consisted of $0.07914 derived from net investment income, $0.07431 from net short-term capital gains (a total of $0.15345 taxable as dividend income) and $0.06708 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.04337 and 20% - $0.02371.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.14173
March 26, 1998                                                   0.05625
June 25, 1998                                                    0.07250
Sept. 24, 1998                                                   0.04108
Total                                                           $0.31156

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.06708
Total distributions                                             $0.37864

The distribution of $0.20881 per share, payable Dec. 26, 1997, consisted of $0.06742 derived from net investment income, $0.07431 from net short-term capital gains (a total of $0.14173 taxable as dividend income) and $0.06708 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.04337 and 20% - $0.02371.

IDS GLOBAL BOND FUND (This annual report is not part of the prospectus.)

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Class Y
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.15540
March 26, 1998                                                  $0.06962
June 25, 1998                                                   $0.08628
Sept. 24, 1998                                                  $0.05413
Total                                                           $0.36543

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 26, 1997                                                   $0.06708
Total distributions                                             $0.43251

The distribution of $0.22248 per share, payable Dec. 26, 1997, consisted of $0.08109 derived from net investment income, $0.07431 from net short-term capital gains (a total of $0.15540 taxable as dividend income) and $0.06708 from net long-term capital gains.

The long-term  capital gains  distribution is divided into two rate  categories:
28% - $0.04337 and 20% - $0.02371.

(This annual report is not part of the prospectus.) ANNUAL REPORT - 1998

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S-6309 M (12/98)

IDS Global Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.